Shareholder Report, Line Graph (Details) 195784_Amplify Bloomberg U.S. Treasury 12 Premium Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 28, 2024	Sep. 30, 2025
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Amplify Bloomberg U.S. Treasury 12% Premium Income ETF NAV
Accumulated Value	$ 10,000	$ 10,093
Bloomberg U.S. Long Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Treasury Total Return Index
Accumulated Value	$ 10,000	$ 10,235